Earnings / (loss) per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (21,205)	$ 54,639	$ 107,495
Weighted average number of common shares, basic	81,328,390	81,083,485	81,081,774
Incremental shares	0	0	42,574
Weighted average number of common shares, diluted	81,328,390	81,083,485	81,124,348
Earnings / (loss) per share	$ (0.26)	$ 0.67	$ 1.33